Accumulated other comprehensive income (loss), net of tax Changes in Each Component of AOCI) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		¥ 9,501,493	¥ 9,503,700
Less: reclassification adjustments for losses (gains) included in net income		(23,388)
Change during year		(172,055)	(42,945)	¥ 222,538
Balance at end of fiscal year		9,175,624	9,501,493	9,503,700
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		164,021	1,741,894	1,521,163
Cumulative effect of change in accounting principles	[1]	(1,052)	(1,535,142)
Balance at beginning of fiscal year, adjusted		162,969	206,752	1,521,163
Change during year		(172,463)	(42,731)	220,731
Balance at end of fiscal year		(9,494)	164,021	1,741,894
Net unrealized gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		22,019	1,556,585	1,461,302
Cumulative effect of change in accounting principles	[1]		(1,525,064)
Balance at beginning of fiscal year, adjusted		22,019	31,521	1,461,302
Unrealized gains (losses) during year		(22,566)	(11,358)	282,141
Less: reclassification adjustments for losses (gains) included in net income		(19,045)	1,856	(186,858)
Change during year		(41,611)	(9,502)	95,283
Balance at end of fiscal year		(19,592)	22,019	1,556,585
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		(58,558)	(35,076)	(5,535)
Cumulative effect of change in accounting principles	[1]	(1,052)
Balance at beginning of fiscal year, adjusted		(59,610)	(35,076)	(5,535)
Foreign currency translation adjustments during year		(49,888)	(22,737)	(26,936)
Less: reclassification adjustments for losses (gains) included in net income		(374)	(745)	(2,605)
Change during year		(50,262)	(23,482)	(29,541)
Balance at end of fiscal year		(109,872)	(58,558)	(35,076)
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		196,446	220,385	65,396
Unrealized gains (losses) during year		(122,219)	(17,243)	157,737
Less: reclassification adjustments for losses (gains) included in net income		(4,772)	(6,696)	(2,748)
Change during year		(126,991)	(23,939)	154,989
Balance at end of fiscal year		69,455	196,446	¥ 220,385
Accumulated Own Credit Risk Adjustment Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	[2]	4,114
Cumulative effect of change in accounting principles	[1],[2]		(10,078)
Balance at beginning of fiscal year, adjusted	[2]	4,114	(10,078)
Unrealized gains (losses) during year	[2]	45,560	14,293
Less: reclassification adjustments for losses (gains) included in net income	[2]	841	(101)
Change during year	[2]	46,401	14,192
Balance at end of fiscal year	[2]	¥ 50,515	¥ 4,114

[1]	See Note 2 “Issued accounting pronouncements” for further details of the cumulative-effect adjustment for AOCI.
[2]	The MHFG Group adopted ASU No.2016-01 on April 1, 2018. The ASU requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. See Note 2 “Issued accounting pronouncements” for further details.